COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Base rent	$ 3,814	$ 3,443	$ 3,797
Straight-line rent	115	116	124
Lease termination	44	55	18
Other lease income	612	623	0
Other revenue from tenants	1,106	806	0
Other	0	0	253
Total commercial property revenue	5,691	5,043	$ 4,192
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	26,310	26,817
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	3,191	3,282
1-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	11,030	11,679
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 12,089	$ 11,856
Bottom of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	1 year
Top of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	15 years